Significant accounting policies - Summary of wholly-owned and partially-owned subsidiaries (Details)		12 Months Ended
	May 11, 2020	Dec. 31, 2020
Turkey | Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Disclosure of subsidiaries [line items]
Subsidiary		Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")
Location		Turkey
Ownership interest		100.00%
Operations and development projects owned		Kişladağ MineEfemçukuru Mine
Greece | Hellas Gold SA ("Hellas")
Disclosure of subsidiaries [line items]
Subsidiary		Hellas Gold SA ("Hellas") (1)
Location		Greece
Ownership interest		100.00%
Operations and development projects owned		Olympias Mine Stratoni MineSkouries Project
Remaining proportion of ownership interest (as a percent)	5.00%
Greece | Thracean Gold Mining SA
Disclosure of subsidiaries [line items]
Subsidiary		Thracean Gold Mining SA
Location		Greece
Ownership interest		100.00%
Operations and development projects owned		Perama Hill Project
Greece | Thrace Minerals SA
Disclosure of subsidiaries [line items]
Subsidiary		Thrace Minerals SA
Location		Greece
Ownership interest		100.00%
Operations and development projects owned		Sapes Project
Canada | Eldorado Gold (Québec) Inc. (formerly Integra Gold Corporation)
Disclosure of subsidiaries [line items]
Subsidiary		Eldorado Gold (Québec) Inc. (formerly Integra Gold Corporation)
Location		Canada
Ownership interest		100.00%
Operations and development projects owned		Lamaque Mine
Brazil | Brazauro Recursos Minerais SA ("Brazauro")
Disclosure of subsidiaries [line items]
Subsidiary		Brazauro Recursos Minerais SA ("Brazauro")
Location		Brazil
Ownership interest		100.00%
Operations and development projects owned		Tocantinzinho Project
Romania | Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
Subsidiary		Deva Gold SA ("Deva")
Location		Romania
Ownership interest		80.50%
Operations and development projects owned		Certej Project